Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital	Share premium		Treasury shares		Retained earnings		Other comprehensive income recognized directly in equity, net of tax [1]	of which: foreign currency translation	of which: financial assets measured at fair value through other comprehensive income	of which: cash flow hedges	of which: cost of hedging	Total equity attributable to shareholders	Non-controlling interests
Balance before the adoption of IFRIC 23 at Dec. 31, 2018	$ 53,103	$ 338	$ 20,843		$ (2,631)		$ 30,448		$ 3,930	$ 3,924	$ (103)	$ 109		$ 52,928	$ 176
Balance at Dec. 31, 2018	53,092	338	20,843		(2,631)		30,437		3,930	3,924	(103)	109		52,917	176
Issuance of share capital	0	0												0
Acquisition of treasury shares	(1,180)				(1,180)	[2]								(1,180)
Delivery of treasury shares under share-based compensation plans	59		(853)		912									59
Other disposal of treasury shares	55		(2)		57	[2]								55
Premium on shares issued and warrants exercised	29		29											29
Share-based compensation expensed in the income statement	342		342											342
Tax (expense) / benefit	13		13											13
Dividends	(2,550)		(2,544)	[3]										(2,544)	(6)
Equity classified as obligation to purchase own shares	(18)		(18)											(18)
Translation effects recognized directly in retained earnings	0						(5)		5			5		0
New consolidations / (deconsolidations) and other increases / (decreases)	(5)		(7)											(7)	3
Total comprehensive income for the period	3,512						2,116		1,399	40	128	1,232		3,515	(3)
of which: net profit / (loss)	2,532						2,533							2,533	(1)
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	1,399								1,399	40	128	1,232		1,399
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	(171)						(171)							(171)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	(246)						(246)							(246)
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(2)													0	(2)
Balance at Jun. 30, 2019	53,350	338	17,802		(2,843)		32,548		5,335	3,964	25	1,346		53,180	170
Balance at Dec. 31, 2019	54,707	338	18,064		(3,326)		34,154		5,303	4,028	14	1,260		54,533	174
Total comprehensive income for the period	4,195													4,197	(2)
of which: net profit / (loss)	1,598
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	1,515													1,515
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans														153
of which: OCI that will not be reclassified to the income statement, net of tax - own credit														934
Balance at Mar. 31, 2020	58,118
Balance at Dec. 31, 2019	54,707	338	18,064		(3,326)		34,154		5,303	4,028	14	1,260		54,533	174
Issuance of share capital	0													0
Acquisition of treasury shares	(1,008)				(1,008)	[2]								(1,008)
Delivery of treasury shares under share-based compensation plans	52		(602)		655									52
Other disposal of treasury shares	79		(8)		87	[2]								79
Premium on shares issued and warrants exercised	0													0
Share-based compensation expensed in the income statement	313		313											313
Tax (expense) / benefit	13		13											13
Dividends	(1,312)		(654)	[3]			(654)	[3]						(1,308)	(4)
Translation effects recognized directly in retained earnings	0						(11)		11		0	11		0
Share of changes in retained earnings of associates and joint ventures	(40)						(40)							(40)
New consolidations / (deconsolidations) and other increases / (decreases)	0		0											0	0
Total comprehensive income for the period	4,404						2,542		1,860	116	149	1,600	$ (4)	4,402	3
of which: net profit / (loss)	2,833						2,827							2,827	6
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	1,860								1,860	116	149	1,600	(4)	1,860
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	(347)						(347)							(347)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	62						62							62
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(4)													0	(4)
Balance at Jun. 30, 2020	57,207	338	17,125		(3,592)		35,991		7,173	4,144	163	2,871	(4)	57,035	173
Balance at Mar. 31, 2020	58,118
Total comprehensive income for the period	209													205	4
of which: net profit / (loss)	1,236
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	345													345
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans														(500)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit														(872)
Balance at Jun. 30, 2020	$ 57,207	$ 338	$ 17,125		$ (3,592)		$ 35,991		$ 7,173	$ 4,144	$ 163	$ 2,871	$ (4)	$ 57,035	$ 173

[1]	Excludes other comprehensive income related to defined benefit plans and own credit that is recorded directly in Retained earnings
[2]
Includes treasury shares acquired and disposed of by the Investment Bank in its capacity as a market-maker with regard to UBS shares and related derivatives, and to hedge certain issued structured debt instruments. These acquisitions and disposals are reported based on the sum of the net monthly movements.

[3]
Reflects the payment of an ordinary cash dividend of USD 0.365 (2019: CHF 0.70) per dividend-bearing share. From 2020 onward, Swiss tax law effective 1 January 2020 requires Switzerland-domiciled companies with shares listed on a stock exchange pay no more than 50% of dividends from capital contribution reserves, with the remainder required to be paid from retained earnings.